Apr-19-05 12:51pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-683 P.002/002 F-473

Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

05048747

1-32492

NYSE

Cert NYS

RECD S.E.C.
APR 19 2005
1086

April 19, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

PROCESSED
MAY 03 2005
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, LAZARD LTD (LAZARD GROUP FINANCE LLC), Equity Security Units. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on April 19, 2005. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho